Intangible Assets	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Intangible Assets [Abstract]
INTANGIBLE ASSETS

NOTE 8 – INTANGIBLE ASSETS

Intangible assets that have finite useful lives are amortized over their estimated useful lives. Intangible assets as of September 30, 2018 and December 31, 2017 are as follows:

	Estimated useful lives	September 30, 2018	December 31, 2017
Intangible assets with definitive lives:
Patents, licenses, and intellectual property	4 to 20 years	$10,363,097	$10,363,097
Fair value of customer relationships at acquisition	10 years	600,000	600,000
Less: accumulated amortization		(2,679,450)	(1,773,605)
Patents, licenses, and intellectual property – net		8,283,647	9,189,492

Intangible assets with indefinite lives:
Fair value of trade secrets and know-how at acquisition		1,550,000	1,550,000

Intangible asset amortization expense for the nine months ended September 30, 2018 was $909,241, and for the nine months ended September 30, 2017 was $861,377.

NOTE 8 – INTANGIBLE ASSETS

Intangible assets that have finite useful lives are amortized over their estimated useful lives. Intangible assets as of December 31, 2017 and 2016 are as follows:

	Estimated useful lives	December 31, 2017	December 31, 2016
Intangible assets with definitive lives:
Patents, licenses and intellectual property	4 to 20 years	$10,363,097	$10,313,660
Fair value of customer relationships at acquisition	10 years	600,000	—
Less: accumulated amortization		(1,773,605)	(601,570)
Patents, licenses and intellectual property – net		9,189,492	9,712,090

Intangible assets with indefinite lives:
Fair value of trade secrets and know-how at acquisition		1,550,000	—

Total intangible assets – net		$10,739,492	$9,712,090

Intangible asset amortization expense for the years ended December 31, 2017 and 2016 was $1,170,032 and $597,960, respectively.